Cover	Dec. 08, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2022
Entity File Number	001-39921
Entity Registrant Name	SCP & CO HEALTHCARE ACQUISITION COMPANY
Entity Central Index Key	0001820160
Entity Tax Identification Number	85-4030703
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2909 W Bay to Bay Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33629
City Area Code	(813)
Local Phone Number	318-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	SHACU
Security Exchange Name	NASDAQ
Shares of Class A Common Stock, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Shares of Class A Common Stock, par value $0.0001 per share, included as part of the units
Trading Symbol	SHAC
Security Exchange Name	NASDAQ
Redeemable Warrants, included as part of the units
Title of 12(b) Security	Redeemable Warrants, included as part of the units
Trading Symbol	SHACW
Security Exchange Name	NASDAQ